Taxation (Tables)	3 Months Ended
Mar. 31, 2024
Taxation
Schedule of income tax expense

	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Current taxes	4,630	35,308
Deferred income taxes	(6,694)	(20,090)
Total taxes	(2,064)	15,218